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NATHANIEL SEGAL ATTORNEY AT LAW* nsegal@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON
February 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal High Income Opportunity Fund (the “Registrant”);

File No. 811-21449

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Nuveen Municipal High Income Opportunity Fund 2 into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

* Attorney licensed to practice only in New York; supervised by Vedder Price P.C. attorneys admitted in Illinois.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales.